Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2025 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.22%
Past 5 years	7.35%
Since Inception	5.28%	[1]
Fidelity Advisor Freedom Blend 2025 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.88%
Past 5 years	6.17%
Since Inception	4.12%	[2]
Fidelity Advisor Freedom Blend 2025 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.48%
Past 5 years	5.95%
Since Inception	3.95%	[3]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.26%
Past 5 years	5.73%
Since Inception	3.75%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.51%
Past 5 years	4.45%
Since Inception	2.46%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.48%
Past 5 years	4.18%
Since Inception	2.60%	[4]
Fidelity Advisor Freedom Blend 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.92%
Past 5 years	7.23%
Since Inception	5.16%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.27%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .